DERIVATIVE FINANCIAL INSTRUMENTS - Notional Values (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Forward sales of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 92,563,698	$ 45,731,182
Forward purchases of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 296,274,935	$ 62,473,348